Income Taxes - Summary of Provision for Income Taxes Relating to Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current portion:
Federal					$ 19,822	$ 7,383	$ 1,812
State and Local					10,902	6,757	2,772
Non U.S.					19,937	23,062	18,813
Total current					50,661	37,202	23,397
Deferred portion:
Federal					(62,557)	(224,424)	30,780
State and Local					(2,772)	(10,364)	889
Non U.S.					639	2,515	2,740
Total deferred					(64,690)	(232,273)	34,409
Total (benefit) provision for income taxes	$ 30,956	$ 7,861	$ 27,878	$ (5,229)	$ (14,029)	$ (195,071)	$ 57,806